Loss per Common Share	6 Months Ended
Jun. 30, 2025
Loss per Common Share [Abstract]
Loss per Common Share
8. Loss per Common Share

All of the Company’s issued and outstanding common stock (including any restricted shares issued under the Company’s amended and restated equity incentive plan) have equal rights to vote and participate in dividends, subject to forfeiture provisions as set forth in the respective stock award agreements, as applicable. Furthermore, the Class A warrants are entitled to receive dividends, if and when declared, which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes. The Class A warrants do not participate in losses. For the six months ended June 30, 2025, the Company declared aggregate cash dividends on its Series C preferred stock of $446. With regards to the Series D preferred stock, during the six months ended June 30, 2025, the Company declared and paid aggregate cash dividends of $808 and $808, respectively, which excludes any amounts accrued in prior periods, as applicable. Also, during the six-month period ended June 30, 2025, Series D preferred stockholders redeemed 126 shares of Series D preferred stock, for which the Company recorded deemed dividends amounting to $219. For the six months ended June 30, 2024, the Company declared aggregate cash dividends on its Series C preferred stock of $327. With regards to the Series D preferred stock, during the six months ended June 30, 2024, the Company declared and paid aggregate cash dividends of $481 and $481, respectively, which excludes any amounts accrued in prior periods, as applicable. Also, during the six-month period ended June 30, 2024, Series D preferred stockholders redeemed nine shares of Series D preferred stock, for which the Company recorded deemed dividends amounting to $2. No dividends were declared on the Company’s common stock and its Class A warrants during the six-month periods ended June 30, 2025, and 2024.

For the six months ended June 30, 2025, and 2024, the calculation of basic loss per share does not treat the non-vested shares (considered non-participating securities) as outstanding until the time/service-based vesting restrictions have lapsed. The dilutive effect, if any, of the Company’s share-based compensation arrangements (following assumed conversion of the Series C preferred stock to common under the “if converted method”) and the Class A and Class B warrants is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period. The dilutive effect, if any, from the conversion of outstanding Series C and Series D preferred stock is calculated with the “if converted” method, to the extent that such conversion would not result in beneficial ownership by the preferred stockholders of more than 49% of the total outstanding common shares of the Company, in accordance with the terms of the respective agreements governing the Series C and Series D preferred stock. The dilutive effect, if any, from the conversion of outstanding Series E Preferred Stock is calculated with the “if converted” method, to the extent the contingencies triggering such conversion are satisfied by the end of the reporting period. Incremental shares are the number of shares assumed issued under the i) treasury stock method and the ii) “if converted” method weighted for the periods the non-vested shares, warrants and convertible preferred stock were outstanding. During the six months ended June 30, 2025 and 2024, no incremental shares were calculated from the application of the treasury stock method on i) the Class A and Class B warrants and ii) the share-based compensation arrangements (following assumed conversion of the Series C Preferred Stock to common under the “if converted” method) and the “if converted” method for the Series C and Series D preferred stock, because to do so would be anti-dilutive. In addition, for the six months ended June 30, 2025, and 2024, the Company has not applied the if converted method to the Series E Preferred Stock, since none of the contingencies triggering such conversion were met as of June 30, 2025 and 2024, respectively.

Also, net loss in each period is adjusted by the amount of dividends declared and/or accumulated on the Series C and D preferred stock, deemed dividends on the Series C and Series D preferred stock in connection with redemptions incurred in the period, dividends on Class A warrants and undistributed earnings on Class A warrants, as applicable in each period, as follows:

	June 30, 2025	June 30, 2024
Net loss and comprehensive loss	$(10,438)	$(9,511)
Less deemed dividend upon redemption of Series D Preferred Stock	(219)	(2)
Less dividends on Series C Preferred Stock	(446)	(327)
Less dividends on Series D Preferred Stock	(808)	(481)
Net loss and comprehensive loss attributable to common stockholders for basic and diluted loss per share purposes	$(11,911)	$(10,321)

Weighted average number of common stock, basic and diluted	300,527	298,065
Loss per share, basic and diluted	$(39.75)	$(34.75)